RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	December 31, 2024	December 31, 2023	December 31, 2022
Salary (cost of sales and services)	$284,694	$258,281	$200,747
Salary (general and administrative expenses)	1,727,498	970,487	376,237
Share based payments	3,031,491	343,253	153,909
Salary (Intangible asset – software)	-	137,374	553,326
Consulting (research and development)	123,289	83,699	-
Consulting (Capital work in progress)	-	-	75,274
Consulting (Professional fees)	163,968	81,616	143,500
	$5,330,940	$1,874,710	$1,502,993